Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 422.2	€ 422.4
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 350.0	348.8
Acquisitions through business combinations	8.6
Depreciation	59.8	59.7	€ 39.3
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	0.1	0.0
Impairment	0.0	(0.1)	0.0
Property, plant and equipment	373.2	350.0	348.8
Acquisitions through business combinations	8.6
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	0.1	0.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	501.9	451.0
Additions	63.5	43.5
Disposals	(3.0)	(2.6)
Effect of movements in foreign exchange	14.3	(10.0)
Disposals, property, plant and equipment	3.0	2.6
Property, plant and equipment	556.7	501.9	451.0
Disposals, property, plant and equipment	3.0	2.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(151.9)	(102.2)
Disposals	2.1	0.3
Effect of movements in foreign exchange	(10.4)	6.3
Depreciation	44.1	43.6
Impairment loss recognised in profit or loss, property, plant and equipment		0.1
Impairment		(0.1)
Disposals, property, plant and equipment	(2.1)	(0.3)
Property, plant and equipment	(183.5)	(151.9)	(102.2)
Impairment loss recognised in profit or loss, property, plant and equipment		0.1
Disposals, property, plant and equipment	(2.1)	(0.3)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	133.2	137.5
Property, plant and equipment	136.1	133.2	137.5
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	156.2	151.8
Acquisitions through business combinations	5.1
Additions	6.8	4.1
Disposals	(0.1)	(1.5)
Effect of movements in foreign exchange	2.7	(1.8)
Disposals, property, plant and equipment	0.1	1.5
Property, plant and equipment	165.3	156.2	151.8
Acquisitions through business combinations	5.1
Disposals, property, plant and equipment	0.1	1.5
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(23.0)	(14.3)
Disposals	0.0	0.0
Effect of movements in foreign exchange	(1.4)	1.0
Depreciation	7.6	7.7
Impairment loss recognised in profit or loss, property, plant and equipment		0.0
Impairment		0.0
Disposals, property, plant and equipment	0.0	0.0
Property, plant and equipment	(29.2)	(23.0)	(14.3)
Impairment loss recognised in profit or loss, property, plant and equipment		0.0
Disposals, property, plant and equipment	0.0	0.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	206.9	204.7
Property, plant and equipment	228.0	206.9	204.7
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	331.9	290.2
Acquisitions through business combinations	3.5
Additions	54.6	34.7
Disposals	(2.6)	(1.1)
Effect of movements in foreign exchange	11.3	(8.1)
Disposals, property, plant and equipment	2.6	1.1
Property, plant and equipment	376.1	331.9	290.2
Acquisitions through business combinations	3.5
Disposals, property, plant and equipment	2.6	1.1
Plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(125.0)	(85.5)
Disposals	1.8	0.3
Effect of movements in foreign exchange	(8.6)	5.3
Depreciation	33.5	34.4
Impairment loss recognised in profit or loss, property, plant and equipment		0.1
Impairment		(0.1)
Disposals, property, plant and equipment	(1.8)	(0.3)
Property, plant and equipment	(148.1)	(125.0)	(85.5)
Impairment loss recognised in profit or loss, property, plant and equipment		0.1
Disposals, property, plant and equipment	(1.8)	(0.3)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9.9	6.6
Property, plant and equipment	9.1	9.9	6.6
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	13.8	9.0
Acquisitions through business combinations	0.0
Additions	2.1	4.7
Disposals	(0.3)	0.0
Effect of movements in foreign exchange	0.3	(0.1)
Disposals, property, plant and equipment	0.3	0.0
Property, plant and equipment	15.3	13.8	9.0
Acquisitions through business combinations	0.0
Disposals, property, plant and equipment	0.3	0.0
Computer equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3.9)	(2.4)
Disposals	0.3	0.0
Effect of movements in foreign exchange	(0.4)	0.0
Depreciation	3.0	1.5
Impairment loss recognised in profit or loss, property, plant and equipment		0.0
Impairment		0.0
Disposals, property, plant and equipment	(0.3)	0.0
Property, plant and equipment	(6.2)	(3.9)	€ (2.4)
Impairment loss recognised in profit or loss, property, plant and equipment		0.0
Disposals, property, plant and equipment	€ (0.3)	€ 0.0